CHANGE IN WORKING CAPITAL (Detail) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change In Working Capital [Abstract]
Inventories	R (9,026.8)	R (5,000.0)	R (924.8)
Trade and other receivables	(2,167.0)	3,115.2	(461.0)
Trade and other payables	1,758.7	1,259.2	315.8
Total change in working capital	R (9,435.1)	R (625.6)	R (1,070.0)